Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.8%
	Australia: 7.5%
4,002	AGL Energy Ltd.	$53,111	0.5
21,318	Alumina Ltd.	30,703	0.3
15,255	Aurizon Holdings Ltd.	54,682	0.6
13,605	AusNet Services	16,032	0.2
2,032	Australia & New Zealand Banking Group Ltd.	34,589	0.3
1,177	BHP Group Ltd.	30,183	0.3
12,034	Boral Ltd.	39,659	0.4
4,773	Coca-Cola Amatil Ltd.	37,926	0.4
3,988	Crown Resorts Ltd.	31,001	0.3
5,330	Harvey Norman Holdings Ltd.	14,957	0.2
426	Macquarie Group Ltd.	40,704	0.4
1,673	Rio Tinto Ltd.	108,558	1.1
20,507	Scentre Group	52,617	0.5
1,922	Sonic Healthcare Ltd.	40,287	0.4
7,955	Stockland	26,007	0.3
10,474	Sydney Airport	58,257	0.6
17,684	Vicinity Centres	29,849	0.3
1,269	Woolworths Group Ltd.	35,245	0.4
		734,367	7.5

	Belgium: 0.3%
586	Colruyt S.A.	29,343	0.3

	China: 0.4%
10,500	BOC Hong Kong Holdings Ltd.	34,709	0.4

	Denmark: 3.6%
414	Carlsberg A/S	60,458	0.6
497	Coloplast A/S	62,662	0.7
924	H Lundbeck A/S	39,263	0.4
2,128	Novo Nordisk A/S	129,535	1.3
1,238	Pandora A/S	64,198	0.6
		356,116	3.6

	Finland: 3.1%
721	Elisa OYJ	43,437	0.4
1,771	Neste OYJ	70,473	0.7
1,437	Nokian Renkaat OYJ	38,743	0.4
758	Orion Oyj	35,814	0.4
1,485	Sampo OYJ	67,222	0.7
1,699	UPM-Kymmene OYJ	53,533	0.5
		309,222	3.1

	France: 7.8%
1,386	Bouygues SA	54,761	0.6
88	Covivio	10,442	0.1
812	Danone	64,980	0.7
269	Edenred	14,526	0.1
584	Eiffage SA	67,694	0.7
3,985	Engie SA	68,595	0.7
1,973	Eutelsat Communications	29,572	0.3
2,506	Getlink SE	44,209	0.4
736	Klepierre SA	25,018	0.3
8,540	Natixis SA	36,064	0.4
1,740 (1)	Orange SA	24,597	0.2
476	Peugeot S.A.	9,801	0.1
1,008	Renault S.A.	39,426	0.4
1,337	Sanofi	128,939	1.3
1,520	Societe Generale	49,187	0.5
524	Sodexo SA	54,866	0.6
585	Total SA	28,484	0.3
132	Vinci SA	14,624	0.1
		765,785	7.8

	Germany: 5.3%
62	Adidas AG	19,599	0.2
39	Allianz SE	9,311	0.1
1,049	BASF SE	70,804	0.7
130	Beiersdorf AG	14,764	0.1
496	Deutsche Boerse AG	80,513	0.8
1,409	Deutsche Lufthansa AG	21,464	0.2
2,203	Deutsche Post AG	76,863	0.8
3,714	Deutsche Telekom AG	60,151	0.6
253	Hannover Rueck SE	49,124	0.5
157	Muenchener Rueckversicherungs-Gesellschaft AG	46,290	0.5
344	Siemens AG	42,429	0.4
11,393	Telefonica Deutschland Holding AG	34,533	0.4
		525,845	5.3

	Hong Kong: 2.6%
3,500	CK Hutchison Holdings Ltd.	30,925	0.3
5,500	CLP Holdings Ltd.	57,198	0.6
2,800	Hang Seng Bank Ltd.	56,597	0.6
15,000	HKT Trust / HKT Ltd.	22,391	0.2
400	Jardine Matheson Holdings Ltd.	22,297	0.2
28,000	PCCW Ltd.	16,491	0.2
5,500	Power Assets Holdings Ltd.	39,707	0.4
4,500	Yue Yuen Industrial Holdings	12,512	0.1
		258,118	2.6

	Israel: 1.1%
7,639	Bank Leumi Le-Israel BM	54,924	0.5
3,726	Israel Chemicals Ltd.	15,651	0.2
4,798	Israel Discount Bank Ltd.	21,762	0.2
743	Mizrahi Tefahot Bank Ltd.	20,225	0.2
		112,562	1.1

	Italy: 3.9%
2,936	Assicurazioni Generali S.p.A.	57,210	0.6
1,298	Enel S.p.A.	11,314	0.1
5,100	ENI S.p.A.	71,439	0.7
30,772	Intesa Sanpaolo SpA	76,423	0.8
5,611	Mediobanca Banca di Credito Finanziario SpA	55,973	0.6
879	Recordati S.p.A.	37,613	0.4
11,297	Snam SpA	60,548	0.6
1,746	Terna Rete Elettrica Nazionale SpA	12,181	0.1
		382,701	3.9

	Japan: 24.7%
300	ABC-Mart, Inc.	19,247	0.2
3,200	Ajinomoto Co., Inc.	52,704	0.5

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
1,600	ANA Holdings, Inc.	$49,975	0.5
800	Benesse Holdings, Inc.	21,976	0.2
600	Calbee, Inc.	19,620	0.2
2,500	Canon, Inc.	65,561	0.7
11	Daiwa House REIT Investment Corp.	29,348	0.3
3,400	Pan Pacific International Holdings Corp.	54,865	0.6
200	East Japan Railway Co.	17,610	0.2
1,400	Fuji Film Holdings Corp.	69,530	0.7
700	Hamamatsu Photonics KK	29,597	0.3
500	Hitachi Ltd.	19,044	0.2
100	Hoya Corp.	9,571	0.1
3,100	Itochu Corp.	72,419	0.7
1,700	Japan Airlines Co. Ltd.	47,822	0.5
7	Japan Prime Realty Investment Corp.	32,384	0.3
19	Japan Retail Fund Investment Corp.	40,656	0.4
2,100	Kakaku.com, Inc.	54,861	0.6
800	Kamigumi Co., Ltd.	17,094	0.2
1,200	Konami Holdings Corp.	46,473	0.5
200	Kyocera Corp.	13,141	0.1
1,200	Kyushu Railway Co.	39,263	0.4
500	Lawson, Inc.	28,939	0.3
3,100	LIXIL Group Corp.	51,545	0.5
500	Maruichi Steel Tube Ltd.	13,874	0.1
500	McDonald's Holdings Co. Japan Ltd.	23,766	0.2
1,600	Medipal Holdings Corp.	33,904	0.3
700	MEIJI Holdings Co., Ltd.	49,262	0.5
4,700	Mitsubishi Chemical Holdings Corp.	33,967	0.3
2,600	Mitsubishi Corp.	66,653	0.7
1,500	Mitsubishi Heavy Industries Ltd.	54,716	0.6
4,300	Mitsui & Co., Ltd.	76,478	0.8
1,900	MS&AD Insurance Group Holdings, Inc.	63,104	0.6
1,500	NEC Corp.	66,770	0.7
17	Nippon Prologis REIT, Inc.	48,871	0.5
8	Nippon Building Fund, Inc.	64,806	0.7
100	Nippon Shinyaku Co., Ltd.	8,866	0.1
2,700	Nissan Motor Co., Ltd.	14,651	0.2
2,800	NTT DoCoMo, Inc.	79,555	0.8
700	Olympus Corp.	11,310	0.1
200	Oracle Corp. Japan	17,311	0.2
800	ORIX Corp.	13,514	0.1
600	Otsuka Corp.	23,397	0.2
4,800	Ricoh Co., Ltd.	54,463	0.6
600	Sankyo Co., Ltd.	20,158	0.2
500	Secom Co., Ltd.	43,876	0.4
3,600	Seiko Epson Corp.	52,640	0.5
3,000	Sekisui House Ltd.	64,506	0.7
1,600	Seven & I Holdings Co., Ltd.	61,349	0.6
4,300	Softbank Corp.	58,992	0.6
4,300	Sumitomo Corp.	63,961	0.7
2,300	Sumitomo Mitsui Financial Group, Inc.	80,867	0.8
800	Sundrug Co., Ltd.	27,110	0.3
400	Suzuken Co., Ltd.	15,336	0.2
2,100	Teijin Ltd.	37,545	0.4
500	Toyo Suisan Kaisha Ltd.	20,948	0.2
1,100 (1)	Trend Micro, Inc.	57,475	0.6
22	United Urban Investment Corp.	39,450	0.4
700	West Japan Railway Co.	59,227	0.6
		2,425,923	24.7

	Netherlands: 5.7%
3,190 (2)	ABN AMRO Bank NV	55,523	0.6
3,888	ING Groep NV	42,213	0.4
9,125	Koninklijke KPN NV	25,567	0.3
1,586	NN Group NV	55,048	0.6
426	Randstad NV	24,468	0.2
6,937	Royal Dutch Shell PLC - Class A	182,168	1.8
1,802	Unilever NV	105,151	1.1
982	Wolters Kluwer NV	73,789	0.7
		563,927	5.7

	New Zealand: 0.2%
4,901	Spark New Zealand Ltd.	14,679	0.2

	Norway: 0.4%
4,151	Orkla ASA	40,073	0.4

	Singapore: 2.4%
22,300	CapitaLand Mall Trust	40,999	0.4
18,000	ComfortDelgro Corp., Ltd.	28,473	0.3
34,500	Genting Singapore Ltd.	21,591	0.2
2,600	SATS Ltd.	8,654	0.1
2,900	Singapore Airlines Ltd.	18,079	0.2
6,600	Singapore Exchange Ltd.	41,873	0.4
21,400	Singapore Telecommunications Ltd.	51,494	0.5
8,800	Singapore Technologies Engineering Ltd.	26,358	0.3
		237,521	2.4

	Spain: 3.0%
327 (2)	Aena SME SA	60,521	0.6
231	Amadeus IT Group SA	18,112	0.2
1,822	Enagas	49,092	0.5
2,236	Endesa S.A.	61,394	0.6
2,297	Ferrovial SA - FERE	72,965	0.7
1,261	Red Electrica Corp. SA	25,228	0.3
913	Repsol SA	12,566	0.1
		299,878	3.0

	Sweden: 1.5%
5,167	Skandinaviska Enskilda Banken AB	51,060	0.5
4,394	Swedbank AB	67,465	0.7
428	Swedish Match AB	24,198	0.3
		142,723	1.5

	Switzerland: 9.2%
233	Adecco Group AG	13,651	0.1
3	Chocoladefabriken Lindt & Sprungli AG - PC - LISP	25,182	0.2
17	Givaudan	56,091	0.6

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
3,158	Glencore PLC	$9,236	0.1
1,207	LafargeHolcim Ltd.-CHF	61,341	0.6
103	Kuehne & Nagel International AG	16,647	0.2
2,380	Nestle SA	262,496	2.7
1,666	Novartis AG	157,384	1.6
625	Roche Holding AG	209,668	2.1
230	Zurich Insurance Group AG	95,477	1.0
		907,173	9.2

	United Kingdom: 13.1%
1,427	Admiral Group PLC	42,484	0.4
7,602 (2)	Auto Trader Group PLC	56,093	0.6
12,597	Aviva PLC	66,014	0.7
9,128	BAE Systems PLC	75,881	0.8
21,655	BP PLC	130,365	1.3
25,976	BT Group PLC	55,198	0.6
1,171	Coca-Cola European Partners PLC - USD	61,606	0.6
3,055	Compass Group PLC	75,526	0.8
339	Diageo PLC	13,405	0.1
12,807	Direct Line Insurance Group PLC	57,041	0.6
7,604	Evraz PLC	35,304	0.4
5,817	GlaxoSmithKline PLC	136,580	1.4
16,703	Legal & General Group PLC	67,178	0.7
727	Next PLC	66,069	0.7
1,599	Persimmon PLC	64,373	0.6
1,839	Relx PLC (EUR Exchange)	48,680	0.5
21,330	Royal Bank of Scotland Group PLC	61,093	0.6
3,853	Sage Group PLC/The	37,511	0.4
1,551	Unilever PLC	92,519	0.9
18,666	WM Morrison Supermarkets PLC	44,758	0.4
		1,287,678	13.1

	Total Common Stock (Cost $9,106,245)	9,428,343	95.8

EXCHANGE-TRADED FUNDS: 3.5%
5,137	iShares MSCI EAFE ETF	346,645	3.5

	Total Exchange-Traded Funds (Cost $335,922)	346,645	3.5

	Total Long-Term Investments (Cost $9,442,167)	9,774,988	99.3

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
27,000 (3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.450% (Cost $27,000)	$27,000	0.3

	Total Short-Term Investments (Cost $27,000)	27,000	0.3

	Total Investments in Securities (Cost $9,469,167)	$9,801,988	99.6
	Assets in Excess of Other Liabilities	35,799	0.4
	Net Assets	$9,837,787	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of January 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	16.8%
Industrials	16.4
Consumer Staples	11.9
Health Care	10.7
Consumer Discretionary	7.4
Communication Services	6.9
Materials	6.1
Information Technology	5.5
Energy	5.0
Utilities	4.6
Real Estate	4.5
Exchange-Traded Funds	3.5
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$734,367	$–	$734,367
Belgium	29,343	–	–	29,343
China	–	34,709	–	34,709
Denmark	64,198	291,918	–	356,116
Finland	109,216	200,006	–	309,222
France	–	765,785	–	765,785
Germany	49,297	476,548	–	525,845
Hong Kong	–	258,118	–	258,118
Israel	–	112,562	–	112,562
Italy	–	382,701	–	382,701
Japan	39,450	2,386,473	–	2,425,923
Netherlands	–	563,927	–	563,927
New Zealand	–	14,679	–	14,679
Norway	–	40,073	–	40,073
Singapore	–	237,521	–	237,521
Spain	–	299,878	–	299,878
Sweden	–	142,723	–	142,723
Switzerland	25,182	881,991	–	907,173
United Kingdom	116,804	1,170,874	–	1,287,678
Total Common Stock	433,490	8,994,853	–	9,428,343
Exchange-Traded Funds	346,645	–	–	346,645
Short-Term Investments	27,000	–	–	27,000
Total Investments, at fair value	$807,135	$8,994,853	$–	$9,801,988

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $9,517,142.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$871,832
Gross Unrealized Depreciation	(587,337)
Net Unrealized Appreciation	$284,495